COMMITMENTS AND CONTINGENCIES - 10Q (Details)	12 Months Ended													0 Months Ended	1 Months Ended						6 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2006 Matter	Jun. 30, 2013	Jan. 17, 2006 USD ($)	Sep. 21, 2005 USD ($)	Dec. 31, 2012 Obras Terminales y Servicios S.A. [Member]	Aug. 16, 2009 Obras Terminales y Servicios S.A. [Member]	Dec. 31, 2012 Obras Terminales y Servicios S.A. [Member] Abadie Family [Member]	Aug. 16, 2009 Obras Terminales y Servicios S.A. [Member] Abadie Family [Member]	Dec. 31, 2012 Obras Terminales y Servicios S.A. [Member] Tres Fronteras Terminal [Member]	Aug. 16, 2009 Obras Terminales y Servicios S.A. [Member] Tres Fronteras Terminal [Member]	Dec. 31, 2012 Obras Terminales y Servicios S.A. [Member] UABL Terminals (Paraguay) S.A. [Member]	Aug. 16, 2009 Obras Terminales y Servicios S.A. [Member] UABL Terminals (Paraguay) S.A. [Member]	Sep. 21, 2005 PARAGUAY [Member] USD ($)	Jun. 30, 2011 PARAGUAY [Member] USD ($)	Jun. 30, 2011 PARAGUAY [Member] PYG	Mar. 22, 2010 PARAGUAY [Member] USD ($)	Mar. 22, 2010 PARAGUAY [Member] PYG	Mar. 31, 2010 PARAGUAY [Member] USD ($)	Mar. 31, 2010 PARAGUAY [Member] PYG	Jun. 30, 2013 PARAGUAY [Member] USD ($)	Dec. 31, 2010 PARAGUAY [Member] USD ($)	Dec. 31, 2006 PARAGUAY [Member] USD ($) Matter	Dec. 31, 2012 PARAGUAY [Member] USD ($)	Dec. 31, 2011 PARAGUAY [Member] USD ($)	Dec. 31, 2009 ARGENTINA [Member] USD ($) T	Nov. 04, 2011 ARGENTINA [Member] USD ($)	Aug. 27, 2007 BOLIVIA [Member] USD ($)
Operating Loss Carryforwards [Line Items]
Taxes payable					$ 2,200,000									$ 2,200,000
Number of years under examination		3 years												3 years
Number of matters under examination with no liability		2																					2
Total number of matters under examination		3																					3
Income tax examination, liability recorded	400,000			500,000																			500,000	400,000
Amount of liability paid	400,000																				400,000
Percentage of tax liability applied as fine (in hundredths)	100.00%	100.00%																				100.00%	100.00%
Expense recorded from settlement with taxing authority																						1,294,000
Estimated import tax and fine																	2,000,000										900,000
Fines assessed per examination															605,000	2,791,514,822	12,000	54,723,820	12,000	54,723,820
Income tax examination, possible loss																									3,000,000			5,800,000
Weight of Steel Plates (in tons)																										473
Import value of steel plates																										370,000
Offsetting tax credits																											$ 300,000
Obras Terminales y Servicios S.A. [Abstract]
Ownership percentage of investments (in hundredths)	50.00%		50.00%			50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%